Government Loans (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Government Loans
Principal outstanding	$ 635,855	$ 679,866
Deferred loan costs, net of amortization	(3,724)	(4,408)
Subtotal	632,131	675,458
Less current portion	(77,278)	(53,858)
Total long term portion	554,853	621,600
Less current portion	$ (77,278)	$ (53,858)